Dividends paid - Tabular Disclosures (Details) - ZAR (R) shares in Millions, R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of classes of share capital [line items]
Final dividend - prior year	R 4,842	R 5,650	R 7,140
Interim dividend - current year	3,110	2,978	3,540
Dividends paid	7,952	8,628	10,680
Forecast cash flow on final dividend - current year	R 4,898	R 4,844	R 5,650
Ordinary shares and BEE ordinary shares
Disclosure of classes of share capital [line items]
Net number of Sasol ordinary shares and BEE ordinary shares in issue	620